Schedule of Fair Value of Earnout Liability (Details) - $ / shares	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Subsidiary, Sale of Stock [Line Items]
Contractual term	5 years 9 months 18 days	5 years 9 months 18 days
Earnout Liability [Member]
Subsidiary, Sale of Stock [Line Items]
Stock price	$ 0.27	$ 0.81
Expected volatility	90.00%	80.00%
Risk-free rate	3.80%	3.80%
Contractual term	6 years	6 years 2 months 12 days